Share based payments (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of parameters used in relation to the new grants	Below is an overview of the parameters used in relation to the new grant during the six months ended June 30, 2025:

Stock options granted in	March 2025		June 2025 1)
Number of options granted	21,469		593,475
Average Fair value of options (in $) 2)	147.95 - 194.55		177.33 - 195.75
Share price (in $) 2)	547.67 - 584.66		550.61
Exercise price (in $) 2)	596.99		561.74
Expected volatility	32.61 - 33.43%	%	31.56 - 31.61%
Average Expected option life (in years)	4.33 - 6.52		5.34 - 6.35
Risk‑free interest rate	1.91 - 2.43%	%	2.30 - 2.37%
Expected dividends	–%	%	–%

1)In June 2025, the Company granted a total of 593,475 stock options of which 180,620 stock options to Belgian taxed beneficiaries. Belgian taxed beneficiaries can choose between a contractual term of 5 or 10 years. The expected option life ranges between 4.16 and 6.35 years. The fair value per option granted to Belgian taxed beneficiaries at grant date would have ranged from $153.82 to $195.75 depending on the accepted terms of the grant. This estimate will be reassessed once the acceptance period of 60 days has passed and the beneficiaries will have made a choice between a contractual term of 5 or 10 years.
2)Amounts have been converted to USD at the applicable rate prevailing at the grant date.